Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.93%
Aerospace & Defense–2.83%
Airbus SE (France)	262,921	$60,195,692
Boeing Co. (The)(b)	488,129	114,085,510
General Electric Co.	486,397	149,221,735
		323,502,937
Application Software–1.02%
HubSpot, Inc.(b)	88,773	24,856,440
Intuit, Inc.	184,436	92,018,809
		116,875,249
Asset Management & Custody Banks–0.71%
KKR & Co., Inc., Class A	707,838	80,877,570
Automobile Manufacturers–1.15%
Tesla, Inc.(b)	306,087	131,742,906
Biotechnology–1.44%
AbbVie, Inc.	739,762	164,974,324
Broadline Retail–4.83%
Amazon.com, Inc.(b)	2,305,792	551,776,026
Building Products–0.61%
Johnson Controls International PLC	586,659	69,964,952
Construction Materials–0.55%
CRH PLC	513,023	62,799,145
Consumer Finance–1.98%
American Express Co.	395,495	139,281,474
Capital One Financial Corp.	398,547	87,253,895
		226,535,369
Consumer Staples Merchandise Retail–2.30%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	511,362	47,270,303
Walmart, Inc.	1,804,301	214,964,421
		262,234,724
Diversified Banks–2.83%
JPMorgan Chase & Co.	1,055,140	322,756,775
Diversified Financial Services–0.97%
Equitable Holdings, Inc.	2,390,538	110,920,963
Electric Utilities–1.27%
Constellation Energy Corp.	126,081	35,388,415
PPL Corp.	3,037,421	110,106,511
		145,494,926
Electrical Components & Equipment–1.44%
Emerson Electric Co.	227,104	33,375,204
Hubbell, Inc.	268,421	130,973,343
		164,348,547
Environmental & Facilities Services–0.63%
Republic Services, Inc.	334,908	72,035,362
Fertilizers & Agricultural Chemicals–0.64%
Corteva, Inc.	1,005,277	73,184,166
Shares		Value
Gas Utilities–1.08%
Atmos Energy Corp.	742,293	$123,473,018
Health Care Distributors–1.03%
Cencora, Inc.	329,071	118,208,885
Health Care Equipment–2.70%
Boston Scientific Corp.(b)	1,316,688	123,149,828
Medtronic PLC	1,802,083	185,542,466
		308,692,294
Health Care Facilities–0.59%
Tenet Healthcare Corp.(b)	354,406	67,081,968
Health Care REITs–0.58%
Welltower, Inc.	354,213	66,719,561
Health Care Services–1.01%
CVS Health Corp.	1,542,182	114,923,403
Health Care Supplies–0.67%
Medline, Inc.(b)(c)	1,724,254	76,212,027
Homebuilding–0.53%
D.R. Horton, Inc.(c)	409,598	60,964,566
Hotels, Resorts & Cruise Lines–1.14%
Royal Caribbean Cruises Ltd.(c)	400,107	129,894,737
Industrial Gases–0.91%
Linde PLC	227,852	104,121,528
Industrial Machinery & Supplies & Components–1.60%
Otis Worldwide Corp.	691,037	59,028,381
Parker-Hannifin Corp.	132,256	123,770,455
		182,798,836
Industrial REITs–1.04%
Prologis, Inc.	914,200	119,357,952
Insurance Brokers–0.60%
Arthur J. Gallagher & Co.(c)	272,560	67,968,287
Integrated Oil & Gas–2.04%
Chevron Corp.	949,235	167,919,671
Suncor Energy, Inc. (Canada)	1,236,574	65,501,325
		233,420,996
Interactive Media & Services–11.87%
Alphabet, Inc., Class A	2,383,074	805,479,012
Meta Platforms, Inc., Class A	768,370	550,537,105
		1,356,016,117
Internet Services & Infrastructure–0.43%
MongoDB, Inc.(b)	132,219	49,096,881
Investment Banking & Brokerage–1.94%
Charles Schwab Corp. (The)	2,129,801	221,328,920
Life Sciences Tools & Services–0.70%
Lonza Group AG (Switzerland)	117,769	80,018,151
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Shares		Value
Movies & Entertainment–1.33%
Walt Disney Co. (The)	1,347,065	$151,948,932
Multi-Utilities–0.48%
Public Service Enterprise Group, Inc.	662,245	54,542,498
Oil & Gas Storage & Transportation–0.75%
Cheniere Energy, Inc.	407,215	86,134,117
Passenger Ground Transportation–1.31%
Uber Technologies, Inc.(b)	1,865,389	149,324,389
Personal Care Products–0.71%
Estee Lauder Cos., Inc. (The), Class A	702,056	80,933,016
Pharmaceuticals–2.08%
AstraZeneca PLC, ADR (United Kingdom)	224,730	20,848,202
Eli Lilly and Co.	209,172	216,942,740
		237,790,942
Property & Casualty Insurance–0.77%
American International Group, Inc.	1,172,175	87,772,464
Restaurants–1.25%
Yum! Brands, Inc.	917,539	142,677,314
Semiconductor Materials & Equipment–2.77%
Applied Materials, Inc.	353,056	113,797,010
ASML Holding N.V., New York Shares (Netherlands)	142,060	202,151,380
		315,948,390
Semiconductors–13.46%
ARM Holdings PLC, ADR(b)(c)	277,612	29,249,200
Broadcom, Inc.	1,106,866	366,704,706
NVIDIA Corp.	5,454,591	1,042,535,978
Texas Instruments, Inc.	459,243	98,989,829
		1,537,479,713
Soft Drinks & Non-alcoholic Beverages–1.32%
Coca-Cola Co. (The)	2,021,785	151,249,736
Specialty Chemicals–0.27%
DuPont de Nemours, Inc.	713,870	31,353,170
Systems Software–7.04%
Microsoft Corp.	1,687,070	725,929,350
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	665,970	$77,925,150
		803,854,500
Technology Hardware, Storage & Peripherals–6.27%
Apple, Inc.	2,758,988	715,902,206
Telecom Tower REITs–0.39%
American Tower Corp.	245,179	43,955,691
Tobacco–2.33%
Philip Morris International, Inc.	1,480,930	265,738,079
Transaction & Payment Processing Services–1.74%
Mastercard, Inc., Class A	369,529	199,098,530
Total Common Stocks & Other Equity Interests (Cost $6,675,861,186)		11,416,025,755
Money Market Funds–0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e)	3,255,586	3,255,586
Invesco Treasury Portfolio, Institutional Class, 3.57%(d)(e)	6,046,089	6,046,089
Total Money Market Funds (Cost $9,301,675)		9,301,675
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $6,685,162,861)		11,425,327,430
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.74%
Invesco Private Government Fund, 3.65%(d)(e)(f)	55,393,383	55,393,383
Invesco Private Prime Fund, 3.80%(d)(e)(f)	143,775,596	143,818,729
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $199,212,112)		199,212,112
TOTAL INVESTMENTS IN SECURITIES–101.75% (Cost $6,884,374,973)		11,624,539,542
OTHER ASSETS LESS LIABILITIES—(1.75)%		(199,835,070)
NET ASSETS–100.00%		$11,424,704,472
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,340,270	$197,717,894	$(233,802,578)	$-	$-	$3,255,586	$227,485
Invesco Treasury Portfolio, Institutional Class	73,060,502	367,190,376	(434,204,789)	-	-	6,046,089	417,436
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,122,645	173,114,891	(142,844,153)	-	-	55,393,383	274,217*
Invesco Private Prime Fund	65,393,801	357,671,350	(279,246,422)	530	(530)	143,818,729	735,754*
Total	$202,917,218	$1,095,694,511	$(1,090,097,942)	$530	$(530)	$208,513,787	$1,654,892

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,275,811,912	$140,213,843	$—	$11,416,025,755
Money Market Funds	9,301,675	199,212,112	—	208,513,787
Total Investments	$11,285,113,587	$339,425,955	$—	$11,624,539,542
Invesco Main Street Fund®